13F-HR
<SEQUENCE>1
<FILENAME>zenit20120630.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden Aug 01, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: 169,469
List of Other Included Managers:

ISSUER                        TYPE             CUSIP  VALUE   SHS  INVEST OTHER VOTING
                                                      (X1000)      DSCRTN MNGRS  AUTH
ANADARKO PETE CORP            COM            032511107 4953  76000  SOLE   N/A   SOLE
AON PLC                       SHS CL A       G0408V10212760 275000  SOLE   N/A   SOLE
APPLE INC                     COM            03783310011564  20000  SOLE   N/A   SOLE
CAPITAL ONE FINL CORP         COM            14040H105 9153 168000  SOLE   N/A   SOLE
CITIGROUP INC                 COM NEW        172967424 7450 274610  SOLE   N/A   SOLE
CTC MEDIA INC                 COM            12642X106 4902 600000  SOLE   N/A   SOLE
DISCOVER FINL SVCS            COM            254709108 6172 180000  SOLE   N/A   SOLE
FIFTH THIRD BANCORP           COM            316773100 3197 239200  SOLE   N/A   SOLE
GOOGLE INC                    CL A           38259P50825325  44000  SOLE   N/A   SOLE
HARTFORD FINL SVCS GROUP INC  COM            416515104 5785 330000  SOLE   N/A   SOLE
ISHARES TR                    MSCI EMERG MKT 464287234 7760 200000  SOLE   N/A    N/A
JPMORGAN CHASE & CO           COM            46625H100 8650 240940  SOLE   N/A   SOLE
MASTERCARD INC                CL A           57636Q104 4346  10120  SOLE   N/A   SOLE
PNC FINL SVCS GROUP INC       COM            693475105 6948 115000  SOLE   N/A   SOLE
SLM CORP                      COM            78442P10621555 1372907 SOLE   N/A   SOLE
VARIAN MED SYS INC            COM            92220P105 9112 149800  SOLE   N/A   SOLE
VIMPELCOM LTD                 SPONSORED ADR  92719A10618315 2258276 SOLE   N/A    N/A
WELLS FARGO & CO NEW          COM            949746101 1522  45997  SOLE   N/A   SOLE